SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents			$ 0			$ 0	$ 0
Accounts receivable	$ 199,233			$ 199,233		16,240
Unrecognized tax benefits			0			0	0
Accrued for interest and penalties			0			$ 0	$ 0
Anti-dilutive securities outstanding				125,000		0	0
Recognized revenue	378,099			$ 877,669		$ 8,025
Deferred revenue	25,878			25,878		8,324
Allowance for credit losses	0			0
HPT Program [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue recognized	93,772			414,854
Deferred revenue	25,878			25,878		0
Stadium Events [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred revenue	0			0		$ 8,324
Hosting of Stadium Events [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue recognized	$ 284,327			$ 462,815